Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
Supplement [Text Block]	ivyf1_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

as supplemented February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section, the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Apollo Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

as supplemented February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section, the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy California Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

as supplemented February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section, the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Pictet Emerging Markets Local Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

as supplemented February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section, the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Pictet Targeted Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

as supplemented February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section, the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Apollo Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

as supplemented February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section, the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.